COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 – COMMITMENTS AND CONTINGENCIES

The Company currently leases 152.18 square meters of space at Balboa Boutiques located in Panama City, Panama. The current lease term began on July 1, 2015 and expired on February 27, 2017, and was automatically renewed for an additional thirty-six months under the original lease terms. The monthly lease payment is $3,671 per month. This location serves as the Company’s only facility for day to day operations. During the three months ended March 31, 2017 and 2016, the Company has made approximately $14,000 and $13,000 in rental payments.

On January 22, 2016, the Company entered into a 5 year lease agreement, which started from August 2016 with the first rental payment to be made in November 2016, for a second restaurant location in Costa del Este Panama. The total square meters is 182.72 and the rent for the location is approximately $8,222 per month. On March 1, 2016, the Company added a mezzanine level to the location and entered into an addendum to the original lease to add 99.63 square meters to the location with the addition of a mezzanine level. The additional rent for the mezzanine will be approximately $2,200 per month. The lease is a month to month rental after 5 years until a new contract is entered into. During the three months ended March 31, 2017, the Company has made approximately $32,000 in rental payments.

The Company currently leases a location in Burbank, CA. The current lease term began on May 1, 2013 and expires on April 30, 2018. The current monthly lease is $5,600 until April 2017 and will be $5,800 from May 2017 to April 2018. During the three months ended March 31, 2017, the Company has made $16,800 in rental payments.

On February 21, 2017, the Company entered into a 3 year lease agreement which will start from June 1, 2017 for a restaurant location in Santa Monica, California. The total square meters is 492 and the rent for the location will be $4,300 per month, with a 3% annual escalation. The lease can be extended for a further three years after the end of the current lease term.

The Company has no other commitments or contingencies as of March 31, 2017.

The following is a schedule by years of minimum future rentals on leases as of March 31, 2017:

Year Ending December 31:

2017	$208,937
2018	244,819
2019	223,195
2020	155,216
Later Years	125,064
Total minimum future rentals	$957,231

From time to time the Company may become a party to litigation matters involving claims against the Company. Management believes that it is adequately insured for its operations and there are no current matters that would have a material effect on the Company's financial position or results of operations.

NOTE 12 – COMMITMENTS AND CONTINGENCIES

The Company currently leases 152.18 square meters of space at Balboa Boutiques located in Panama City, Panama. The current lease term began on July 1, 2015 and expires on February 27, 2017, but is automatically renewable for an additional thirty-six months under the original lease terms. The Company intends to renew the lease when the term expires. The monthly lease payment is $3,671 per month. This location serves as the Company’s only facility for day to day operations. For the year ended December 31, 2016 and 2015, the Company has made approximately $53,000 and $40,000 in rental payment.

On January 22, 2016, the Company entered into a 5 year lease agreement, which will start from August 2016 with first rental payment made in Nov 2016, for a second restaurant location in Costa del Este Panama. The total square meters is 182.72 and the rent for the location will be approximately $8,222 per month. On March 1, 2016, the Company added a mezzanine level to the location and entered into an addition to the original lease to add 99.63 square meters to the location with the addition of a mezzanine level. The additional rent for the mezzanine will be approximately $2,200 per month. The lease automatically goes to a month to month rental after 5 years until a new contract is entered into. For the year ended December 31, 2016, the Company has paid 2 month rent at approximately $21,000.

The Company currently leases a premise located in Toluca Lake/Burbank, CA. The current lease term began on May 1, 2013 and expires on April 30, 2018. The current monthly lease is $5,600 until April 2017 and will be $5,800 from May 2017 to April 2018.

The Company has no other commitments or contingencies as of December 31, 2016.

The following is a schedule by years of minimum future rentals on leases as of December 31, 2016:

Year Ending December 31:

2017	$237,916
2018	192,316
2019	169,116
2020	132,406
Later Years	125,064
Total minimum future rentals	$856,818

From time to time the Company may become a party to litigation matters involving claims against the Company. Management believes that it is adequately insured for its operations and there are no current matters that would have a material effect on the Company's financial position or results of operations.